Note 10 - Income Taxes - Summary of Differences Between the Effective Income Tax Rate Reflected in Benefit (Provision) for Income Taxes Amount (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Tax benefit (expense) at Federal statutory rate					$ 1,582,000	$ 894,000
Effect of State taxes					265,000	185,000
Effect of tax rate change					(102,000)
Tax credits					1,217,000	676,000
Nondeductible expenses					(317,000)	(180,000)
Valuation allowance – deferred tax assets					(2,645,000)	(1,575,000)
Total tax benefit (provision)					$ 0	$ 0